Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Foreign currency translation differences on foreign operations, before tax	$ (18,943)	$ 13,497	$ (73,252)
Equity instruments at FVOCI - net change in fair value, before tax	33,543	1,825	(1,979)
Remeasurement of defined benefit liability, before tax	(426)	(199)	(346)
Total	14,174	15,123	(75,577)
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit liability, tax (expense) benefit	0	0	0
Total	0	0	0
Foreign currency translation differences on foreign operations, net of tax	(18,943)	13,497	(73,252)
Equity instruments at FVOCI - net change in fair value, net of tax	33,543	1,825	(1,979)
Remeasurement of defined benefit liability	(426)	(199)	(346)
Other comprehensive income (loss) for the year, net of tax	$ 14,174	$ 15,123	$ (75,577)